U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of form before preparing form.
Please print or type.


1.	Name and address of issuer:		Mutual Fund Series Trust
						4221 North 203rd Street, Suite 100
						Elkhorn, Nebraska  68022-3474

2. Name of each series or class of funds for which this notice is filed (If the form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes):


Eventide Gilead Fund, Series # S000022598
      Retail Class, Class # C000065340
      Class A, Class # C000080457
      Class C, Class # C000080458
      Institutional Class, Class # C000080459
Eventide Healthcare & Life Sciences Fund, Series # S000039514
      Retail Class, Class # C000121709
      Class A, Class # C000121707
      Class C, Class # C000121708
      Institutional Class, Class # C000121710
Eventide Multi Asset Income Fund, Series # S000049985
      Retail Class, Class # C000157838
      Class A, Class # C000157835
      Class C, Class # C000157836
      Institutional Class, Class C000157837
Eventide Dividend Opportunities Fund, Series # S000059102
      Retail Class, Class # C000193767
      Class A, Class # C000193764
      Class C, Class # C000193765
      Institutional Class, Class C000193766
Eventide Limited-Term Bond Fund, Series # S000062486
      Class A, Class # C000202730
      Class C, Class # C000202731
      Class I, Class # C000202732
      Class N, Class # C000202733
Eventide Core Bond Fund, Series # S000069085
      Class A, Class # C000220844
      Class C, Class # C000220845
      Class I, Class # C000220846
      Class N, Class # C000220843
Eventide Exponential Technologies Fund, Series # S000068813
      Class A, Class # C000219892
      Class C, Class # C000219893
      Class I, Class # C000219894
      Class N, Class # C000219891

3.	Investment Company Act File Number:	811-21872

	Securities Act File Number:	333-132541

4(a)	Last day of fiscal year for which this notice is filed:
					            June 30, 2021

4(b)	Check box if this notice is being filed late (i.e., more
      than 90 Calendar days after the end of issuers fiscal year, (See Instruction A,2)

        Note: If the Form is being filed late, Interest must be paid on the registration fee due.

4(c)	Check box if this is the last time issuer will be filing
 	this form.

5. Calculation of registration fee:

(i) Aggregate sale price of securities sold during the
fiscal year pursuant to section 24(f):               $3,444,923,922

(ii) Aggregate price of securities redeemed or
repurchased during the fiscal year:	             $1,840,191,327

(iii) Aggregate price of securities redeemed or
repurchased during any prior fiscal year ending
no earlier than October 11, 1995 that were not
previously used to reduce registration fees
payable to the Commission:	                     $          0

(iv) Total available redemption credits
(add Items 5(ii)and 5(iii):	                     $1,840,191,327

(v) Net sales - If Item 5(i) is greater than
 Item 5(iv)[subtract Item 5(iv) from Item 5(i)]      $1,604,732,595

(vi) Redemption credits available for use
in future years.
- if Item 5(i) is less than Item 5(iv) [subtract
Item 5(iv) from Item 5(i)]:			     $          0

(vii) Multiplier for determining registration fee (See
Instruction C.9): 			             X 0.0001091

(viii) Registration fee due [multiply Item 5(v) by Item
5(vii)] (enter "0" of no fee is due):  	       =     $ 175,076.33
6. Prepaid Shares

   If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here: _____0______. If there is a number of shares or other units that were registered pursuant to Rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state the number here:____0______

7. Interest due - If this form is being filed
   more than 90 days after the end of the issuer's
   Fiscal year (see Instruction D):             +  $       0

8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]:
                                                = $ 175,076.33

9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository: N/A

Method of Delivery:

 [X]     Wire Transfer

 [ ]     Mail or other means


SIGNATURES

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)* /s/ Erik Naviloff, Treasurer

	Date	September 10, 2021

	 *Please print the name and title of the signing officer below the signature.